Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Liabilities [Abstract]
Schedule Of Accounts Payable And Accrued Liabilities

	December 31,
	2012	2011
Accounts payable	$14,502	$39,643
Oil and gas property costs accrual	2,460	8,529
Production and delivery costs accrual	1,288	902
Compensation and benefits accrual	1,009	3,432
Other	368	463
Total Accounts payable and Accrued liabilities	$19,627	$52,969